BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED FEBRUARY 1, 2018

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017, AS AMENDED AND RESTATED JUNE 9, 2017

AND AS SUPPLEMENTED

AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO

Effective immediately, Vadim Zlotnikov no longer serves as a Portfolio Manager of AB Global Dynamic Allocation Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. In the section entitled “Appendix C – Portfolio Managers,” the information pertaining to the Portfolio is amended to reflect that Vadim Zlotnikov no longer serves as a portfolio manager of the Portfolio.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE